Share Capital - Schedule of Options Exercise Price and Contractual Life (Details)	12 Months Ended
	Dec. 31, 2019 Period $ / shares	Dec. 31, 2018 Period $ / shares	Dec. 31, 2017 Period $ / shares
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	6,373,331	5,056,914	4,036,095
Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	509,176	521,509	758,928
Exercise price | $ / shares	$ 0.002	$ 0.002	$ 0.002
Weighted average of remaining contractual life	10.88	11.34	8.29
Exercise Price Range Two [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	72,990	72,990	98,657
Exercise price | $ / shares	$ 1.21	$ 1.21	$ 1.21
Weighted average of remaining contractual life	4.72	5.72	6.78
Exercise Price Range Three [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	3,244,969	1,898,969	513,969
Exercise price | $ / shares	$ 1.22	$ 1.22	$ 2.47
Exercise price upper range | $ / shares	$ 2.47	$ 2.47
Weighted average of remaining contractual life	30.38	15.54	10.45
Exercise Price Range Four [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	559,871	559,871	584,871
Exercise price | $ / shares	$ 3.30	$ 3.30	$ 3.30
Exercise price upper range | $ / shares	$ 3.48	$ 3.48	$ 3.48
Weighted average of remaining contractual life	12.96	13.96	14.96
Exercise Price Range Five [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	60,000	60,000	60,000
Exercise price | $ / shares	$ 6.03	$ 6.03	$ 6.03
Weighted average of remaining contractual life	15.13	16.13	17.13
Exercise Price Range Six [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	116,000	116,000
Exercise price | $ / shares	$ 6.9	$ 6.9
Weighted average of remaining contractual life	18.02	19.2
Exercise Price Range Seven [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	372,470	372,470	409,670
Exercise price | $ / shares	$ 7.52	$ 7.52	$ 7.52
Weighted average of remaining contractual life	15.88	16.88	17.88
Exercise Price Range Eight [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	1,437,855	1,455,105	1,610,000
Exercise price | $ / shares	$ 5.08	$ 5.08	$ 5.08
Exercise price upper range | $ / shares	$ 5.99	$ 5.99	$ 5.99
Weighted average of remaining contractual life	17.36	18.38	19.38